SCHEDULE OF RELATED PARTIES (Details)	6 Months Ended
Mar. 31, 2024
Choo Keam Hui [Member]
Related Party Transaction [Line Items]
Relationship to the company	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Relationship to the company	Director, chief executive officer, and shareholder of One Eighty Ltd and 180 Degrees
Chan Foong Ming [Member]
Related Party Transaction [Line Items]
Relationship to the company	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Chan Foong Ming